INVESTMENT AND OBLIGATIONS UNDER REPURCHASE AGREEMENTS (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Total	$ 28,524	$ 170,242	$ 10,293
Other Local Bank Securities [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Total		8,620
Bonds And Company Business Papers [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Total
Other Securities Issued Locally [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Total
Government And Central Bank Securities [Member] | Securities Issued Abroad [Member]
Disclosure of financial assets [line items]
Total	21,248	143,866
Other Securities Issued Abroad [Member] | Securities Issued Abroad [Member]
Disclosure of financial assets [line items]
Total	4,984	3,340
Funds Managed By Related Companies [Member] | Mutual Funds Investment [Member]
Disclosure of financial assets [line items]
Total
Funds Managed By Third Parties [Member] | Mutual Funds Investment [Member]
Disclosure of financial assets [line items]
Total
Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Securities [Member]
Disclosure of financial assets [line items]
Total	2,292
Chilean Central Bank & Government Securities [Member] | Treasury Bonds & Notes [Member]
Disclosure of financial assets [line items]
Total		14,416
Chilean Central Bank & Government Securities [Member] | Other Fiscal Securities [Member]
Disclosure of financial assets [line items]
Total
3 Months [Member]
Disclosure of financial assets [line items]
Total	28,524	170,242
3 Months [Member] | Other Local Bank Securities [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Total		8,620
3 Months [Member] | Bonds And Company Business Papers [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Total
3 Months [Member] | Other Securities Issued Locally [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Total
3 Months [Member] | Government And Central Bank Securities [Member] | Securities Issued Abroad [Member]
Disclosure of financial assets [line items]
Total	21,248	143,866
3 Months [Member] | Other Securities Issued Abroad [Member] | Securities Issued Abroad [Member]
Disclosure of financial assets [line items]
Total	4,984	3,340
3 Months [Member] | Funds Managed By Related Companies [Member] | Mutual Funds Investment [Member]
Disclosure of financial assets [line items]
Total
3 Months [Member] | Funds Managed By Third Parties [Member] | Mutual Funds Investment [Member]
Disclosure of financial assets [line items]
Total
3 Months [Member] | Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Securities [Member]
Disclosure of financial assets [line items]
Total	2,292
3 Months [Member] | Chilean Central Bank & Government Securities [Member] | Treasury Bonds & Notes [Member]
Disclosure of financial assets [line items]
Total		14,416
3 Months [Member] | Chilean Central Bank & Government Securities [Member] | Other Fiscal Securities [Member]
Disclosure of financial assets [line items]
Total
3 Months to 1 Year [Member]
Disclosure of financial assets [line items]
Total
3 Months to 1 Year [Member] | Other Local Bank Securities [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Total
3 Months to 1 Year [Member] | Bonds And Company Business Papers [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Total
3 Months to 1 Year [Member] | Other Securities Issued Locally [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Total
3 Months to 1 Year [Member] | Government And Central Bank Securities [Member] | Securities Issued Abroad [Member]
Disclosure of financial assets [line items]
Total
3 Months to 1 Year [Member] | Other Securities Issued Abroad [Member] | Securities Issued Abroad [Member]
Disclosure of financial assets [line items]
Total
3 Months to 1 Year [Member] | Funds Managed By Related Companies [Member] | Mutual Funds Investment [Member]
Disclosure of financial assets [line items]
Total
3 Months to 1 Year [Member] | Funds Managed By Third Parties [Member] | Mutual Funds Investment [Member]
Disclosure of financial assets [line items]
Total
3 Months to 1 Year [Member] | Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Securities [Member]
Disclosure of financial assets [line items]
Total
3 Months to 1 Year [Member] | Chilean Central Bank & Government Securities [Member] | Treasury Bonds & Notes [Member]
Disclosure of financial assets [line items]
Total
3 Months to 1 Year [Member] | Chilean Central Bank & Government Securities [Member] | Other Fiscal Securities [Member]
Disclosure of financial assets [line items]
Total
More than 1 Year [Member]
Disclosure of financial assets [line items]
Total
More than 1 Year [Member] | Other Local Bank Securities [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Total
More than 1 Year [Member] | Bonds And Company Business Papers [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Total
More than 1 Year [Member] | Other Securities Issued Locally [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Total
More than 1 Year [Member] | Government And Central Bank Securities [Member] | Securities Issued Abroad [Member]
Disclosure of financial assets [line items]
Total
More than 1 Year [Member] | Other Securities Issued Abroad [Member] | Securities Issued Abroad [Member]
Disclosure of financial assets [line items]
Total
More than 1 Year [Member] | Funds Managed By Related Companies [Member] | Mutual Funds Investment [Member]
Disclosure of financial assets [line items]
Total
More than 1 Year [Member] | Funds Managed By Third Parties [Member] | Mutual Funds Investment [Member]
Disclosure of financial assets [line items]
Total
More than 1 Year [Member] | Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Securities [Member]
Disclosure of financial assets [line items]
Total
More than 1 Year [Member] | Chilean Central Bank & Government Securities [Member] | Treasury Bonds & Notes [Member]
Disclosure of financial assets [line items]
Total
More than 1 Year [Member] | Chilean Central Bank & Government Securities [Member] | Other Fiscal Securities [Member]
Disclosure of financial assets [line items]
Total